Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 19,552	$ 18,981
Accumulated depreciation	11,343	10,695
Premises and equipment, net	8,209	8,286
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,559	1,489
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,702	9,665
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,031	7,567
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 260	$ 260